7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY: Schedule of Investment in associate (Tables)	12 Months Ended
Dec. 31, 2023
Tables/Schedules
Schedule of Investment in associate

Investment in AFOy as at January 1, 2022		$14,155
Payment – initial 49% interest		211,800
Issued shares – initial 49% interest	Note 8(b)(iii)	95,550
Loss on investment in AFOy		(62,973)
Investment in AFOy as at December 31, 2022		258,532
Loss on investment in AFOy		(27,569)
Investment in AFOy as at December 31, 2023		$230,963